GOODWILL (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Changes in the carrying amount of goodwill by segment
Balance at the beginning of the period	¥ 67,954
Goodwill impairment			¥ (19,747)	¥ 0
Goodwill acquired during the year (Note 24)	5,212
Balance at the end of the period	¥ 73,166	$ 11,245	67,954
Terminal growth rate (as a percent)	3.00%	3.00%
Minimum [Member]
Changes in the carrying amount of goodwill by segment
Discount rate (as a percent)	16.00%	16.00%
Maximum [Member]
Changes in the carrying amount of goodwill by segment
Discount rate (as a percent)	17.00%	17.00%
Better Schools [Member]
Changes in the carrying amount of goodwill by segment
Balance at the beginning of the period	¥ 33,482		52,251
Foreign currency translation adjustments			978
Goodwill impairment			(19,747)
Goodwill acquired during the year (Note 24)	0
Balance at the end of the period	33,482		33,482	52,251
Better Schools [Member] | Tutoring [Member]
Changes in the carrying amount of goodwill by segment
Balance at the beginning of the period	7,772		27,026
Foreign currency translation adjustments			493
Goodwill impairment			(19,747)
Goodwill acquired during the year (Note 24)	0
Balance at the end of the period	7,772		7,772	27,026
Better Schools [Member] | K-12 Schools [Member]
Changes in the carrying amount of goodwill by segment
Balance at the beginning of the period	25,710		25,225
Foreign currency translation adjustments			485
Goodwill impairment			0
Goodwill acquired during the year (Note 24)	0
Balance at the end of the period	25,710		25,710	25,225
Better Jobs [Member]
Changes in the carrying amount of goodwill by segment
Balance at the beginning of the period	67,954		85,988
Foreign currency translation adjustments			1,713
Goodwill impairment			(19,747)
Goodwill acquired during the year (Note 24)	5,212
Balance at the end of the period	73,166		67,954	85,988
Better Jobs [Member] | Career Enhancement [Member]
Changes in the carrying amount of goodwill by segment
Balance at the beginning of the period	34,472		33,737
Foreign currency translation adjustments			735
Goodwill impairment			0
Goodwill acquired during the year (Note 24)	5,212
Balance at the end of the period	¥ 39,684		¥ 34,472	¥ 33,737